Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of balances of significant transactions

		06.30.2024		12.31.2023
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	106	24	45	4
Other associates and joint ventures	87	16	95	10
Subtotal	193	40	140	14
Brazilian government – Parent and its controlled entities
Government bonds	1,223	−	1,819	−
Banks controlled by the Brazilian Government	13,089	2,304	15,526	2,119
Petroleum and alcohol account - receivables from the Brazilian Government (note 9.1)	−	−	278	−
Brazilian Federal Government (1)	2	981	−	1,378
Pré-Sal Petróleo S.A. – PPSA	−	1	−	28
Others	132	106	138	80
Subtotal	14,446	3,392	17,761	3,605
Petros	49	251	64	305
Total	14,688	3,683	17,965	3,924
Current	1,978	1,216	2,684	1,676
Non-Current	12,710	2,467	15,281	2,248
(1)	It includes amounts related to lease liability.

The income/expenses of significant transactions are set out in the following table:

	2024	2023	2024	2023
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrochemical companies (associates)	1,720	1,704	893	815
Other associates and joint ventures	29	20	9	11
Subtotal	1,749	1,724	902	826
Brazilian government – Parent and its controlled entities
Government bonds	84	107	38	54
Banks controlled by the Brazilian Government	11	(18)	(5)	(24)
Petroleum and alcohol account - receivables from the Brazilian Government	7	28	3	17
Brazilian Federal Government	(127)	(142)	(99)	(125)
Pré-Sal Petróleo S.A. – PPSA	(98)	(133)	(107)	(23)
Others	(93)	(109)	(83)	(70)
Subtotal	(216)	(267)	(253)	(171)
Petros	(10)	(9)	(5)	(5)
Total	1,523	1,448	644	650
Revenues, mainly sales revenues	1,740	1,714	899	820
Purchases and services	6	4	3	2
Income (expenses)	(201)	(242)	(196)	(94)
Foreign exchange and inflation indexation charges, net	(140)	(214)	(113)	(171)
Finance income (expenses), net	118	186	51	93
Total	1,523	1,448	644	650

Schedule of total compensation
					Parent Company
		Jan-Jun/2024			Jan-Jun/2023
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.5	0.2	1.7	1.4	−	1.4
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.2	−	0.2	0.1	−	0.1
Variable compensation	1.3	−	1.3	−	−	−
Benefits due to termination of tenure	0.1	−	0.1	0.5	−	0.5
Total compensation recognized in the statement of income	3.5	0.2	3.7	2.4	−	2.4
Total compensation paid (1)	3.8	−	3.8	5.2	−	5.2
Monthly average number of members	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members	9.00	7.33	16.33	9.00	5.67	14.67
(1)	It includes Variable Compensation Program (PPP) for Executive Officers.